Share-Based Compensation - Summary of Inputs used for the Measurements of the Plan (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) yr $ / shares	Dec. 31, 2020 USD ($) yr $ / shares	Dec. 31, 2019 USD ($) yr $ / shares
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedShareOptionsGrantedDuringPeriod [Line Items]
Weighted average fair values at the measurement date (grant date) | $	$ 23.36	$ 6.31	$ 2.05
Dividend yield (%)	0.00%	0.00%	0.00%
Contractual life of share options (years) | yr	10	10	10
Weighted average share price (USD) | $ / shares	$ 6.79	$ 2.75	$ 3.04
Model used	Black Scholes	Black Scholes	Black Scholes
Bottom of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedShareOptionsGrantedDuringPeriod [Line Items]
Expected volatility (%)	61.00%	59.00%	52.00%
Risk-free interest rate (%)	0.50%	0.40%	1.30%
Top of range [member]
DisclosureOfIndirectMeasurementOfFairValueOfGoodsOrServicesReceivedShareOptionsGrantedDuringPeriod [Line Items]
Expected volatility (%)	72.00%	61.00%	61.00%
Risk-free interest rate (%)	1.40%	0.50%	2.20%